Fair values (Tables)	12 Months Ended
Dec. 31, 2022
Fair values
Summary of fair values of financial assets and liabilities other than classified at amortized cost

		31 Dec 2022		31 Dec 2021
	Classification	Carrying	Fair	Carrying	Fair
in k€	according to IFRS 9	amount	Value	amount	value
Investments	Fair value through other comprehensive income	311,899	311,899	158,908	158,908
Long-term investments	Fair value through profit and loss	122,477	122,477	268,793	268,793
Assets from derivative financial instruments	Fair value through profit and loss	8,215	8,215	0	0
Liabilities from derivative financial instruments	Fair value through profit and loss	(7,358)	(7,358)	(9,344)	(9,344)
Contingent consideration	Fair value through profit and loss	(306)	(306)	(1,103)	(1,103)
		434,927	434,927	417,254	417,254
Unrecognised (gain)/loss			—		—

Summary of financial assets and financial liabilities to the three levels of the fair value hierarchy

The following table allocates financial assets and financial liabilities to the three levels of the fair value hierarchy as defined in IFRS 13:

	31 Dec 2022
in k€	Level 1	Level 2	Level 3	Total
Assets at fair value through other comprehensive income	311,899	—	—	311,899
Assets at fair value through profit and loss	70,133	8,215	52,344	130,692
Liabilities at fair value through other comprehensive income	—	—	—	—
Liabilities at fair value through profit and loss	—	(7,358)	(306)	(7,664)

	31 Dec 2021
in k€	Level 1	Level 2	Level 3	Total
Assets at fair value through other comprehensive income	158,908	—	—	158,908
Assets at fair value through profit and loss	244,866	—	23,927	268,793
Liabilities at fair value through other comprehensive income	—	—	—	—
Liabilities at fair value through profit and loss	—	(9,344)	(1,103)	(10,447)

Summary of movement of financial assets and liabilities accounted for at fair values at level 3

		Other	Contingent
in k€	Note	investments	consideration
Balance at 1 Jan 2022		23,927	(1,103)
Exchange rate differences		—	—
Addition	(11);(18)	25,846	(14)
Additions due to discontinuation of the use of equity method		—	—
Consumption		—	—
Reclassification to Liabilities		—	—
Net income/expense effected	(11)	2,571	811
Balance on 31 Dec 2022		52,344	(306)

		Other	Contingent
in k€	Note	investments	consideration
Balance at 1 Jan 2021		19,289	(6,381)
Exchange rate differences		—	(268)
Addition	(11);(18)	6,647	—
Additions due to discontinuation of the use of equity method		—	—
Consumption		—	445
Reclassification to Liabilities		—	3,571
Net income/expense effected	(11)	(2,009)	1,530
Balance on 31 Dec 2021		23,927	(1,103)

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs

	2022		2021
	Net result		Net result
in k€	Increase	Decrease	Increase	Decrease
Contingent consideration
Discount rate (movement of 1.5%-points)	(7)	7	(11)	11
Commercialization success rate (movement of 10%-points)	—	—	109	(109)
Long-term investments
Discount rate (movement of 1.5%-points)	(8,478)	12,539	(4,118)	6,279